COMMITMENTS AND CONTINGENT LIABILITIES (Details) ₪ in Thousands, £ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)
Registration Payment Arrangement [Line Items]
Monthly lease amount		$ 172
Future minimum lease commitments
2017		1,776
2018		1,608
2019		659
2020		188
Total		4,231
Bank guarantee		700
Inventory, Net		5,965			$ 3,602
Subsequent Event [Member]
Future minimum lease commitments
Legal Fees	$ 1,760
Third Party Warehouse [Member]
Future minimum lease commitments
Inventory, Net		156		£ 127
Maximum
Future minimum lease commitments
Bank guarantee		$ 343	₪ 1,320